Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Segment Information [Abstract]
Segment Information

NOTE 14

Segment Information

The Company’s segments are reported on the same basis used internally for evaluating performance and for allocating resources. We operate in two segments: C4ISR Electronics and Systems and Information and Technical Services. Assets of the business segments exclude general corporate assets, which principally consist of cash, deferred tax assets, certain plant, property, and equipment, and certain other assets.

C4ISR Electronics and Systems

This segment provides communications, sensing and surveillance, space and advanced engineering equipment and systems for government and commercial customers around the world.

Information and Technical Services

This segment provides a broad range of systems integration, operations, sustainment, advanced engineering, logistics, space launch and range-support solutions for a wide variety of U.S. military and government agency customers

	Three Months Ended March 31,
	2012			2011
	Product Revenue	Service Revenue	Total Revenue	Product Revenue	Service Revenue	Total Revenue
C4ISR Electronics and Systems	$653	$—	$653	$685	$—	$685
Information and Technical Services	—	768	768	—	663	663
Eliminations	—	—	—	(2)	(2)	(4)

Total	$653	$768	$1,421	$683	$661	$1,344

	Three Months Ended March 31,
	2012	2011
Operating Income
C4ISR Electronics and Systems	$91	$79
Information and Technical Services	47	35

Total Operating Income	$138	$114

	Three Months Ended March 31,
	2012	2011
Operating Margin
C4ISR Electronics and Systems	13.9%	11.5%
Information and Technical Services	6.1%	5.3%
Total Operating Margin	9.7%	8.5%

	March 31, 2012	December 31, 2011
Assets
C4ISR Electronics and Systems	$3,199	$3,168
Information and Technical Services	1,326	1,186
Corporate and Other	824	745

Total Assets	$5,349	$5,099

NOTE 20

Segment Information

The Company’s segments are reported on the same basis used internally for evaluating performance and for allocating resources. We operate in two segments: C4ISR Electronics and Systems and Information and Technical Services. Assets of the business segments exclude general corporate assets, which principally consist of cash, deferred tax assets, certain plant, property, and equipment, and certain other assets.

C4ISR Electronics and Systems

This segment provides communications, sensing and surveillance, space and advanced engineering equipment and systems for government and commercial customers around the world.

Information and Technical Services

This segment provides a broad range of systems integration, operations, sustainment, advanced engineering, logistics, space launch and range-support solutions for a wide variety of U.S. military and government agency customers.

	2011			2010			2009
	PRODUCT REVENUE	SERVICE REVENUE	TOTAL REVENUE	PRODUCT REVENUE	SERVICE REVENUE	TOTAL REVENUE	PRODUCT REVENUE	SERVICE REVENUE	TOTAL REVENUE
C4ISR Electronic and Systems	$2,817	$—	$2,817	$3,608	$—	$3,608	$3,795	$—	$3,795
Information and Technical Services	—	3,022	3,022	—	2,303	2,303	—	2,291	2,291
Eliminations	—	—	—	(12)	(8)	(20)	(16)	(9)	(25)

Total	$2,817	$3,022	$5,839	$3,596	$2,295	$5,891	$3,779	$2,282	$6,061

	OPERATING INCOME			OPERATING MARGIN
	2011	2010	2009	2011	2010	2009
C4ISR Electronic and Systems	$385	$563	$563	13.7%	15.6%	14.8%
Information and Technical Services	150	126	139	5.0%	5.5%	6.1%

Total	$535	$689	$702	9.2%	11.7%	11.6%

	TOTAL ASSETS		PLANT, PROPERTY & EQUIPMENT
	2011	2010	2011	2010
C4ISR Electronic and Systems	$3,168	$3,187	$326	$322
Information and Technical Services	1,186	983	157	134
Corporate and Other	745	125	11	2

Total	$5,099	$4,295	$494	$458

	CAPITAL EXPENDITURES			DEPRECIATION & AMORTIZATION
	2011	2010	2009	2011	2010	2009
C4ISR Electronic and Systems	$51	$56	$71	$112	$123	$144
Information and Technical Services	43	52	50	19	15	12
Corporate and Other	1	—	1	2	1	1

Total	$95	$108	$122	$133	$139	$157